Business combination - Summary of fair values of assets acquired and liabilities assumed as of acquisition date (Details) - Shinhan EZ General Insurance, Ltd. ₩ in Millions	Dec. 31, 2022 KRW (₩)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	₩ 55,716
Assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	153,946	[1]
Liabilities
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	98,230	[1]
Cash and due from banks at amortized cost
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	79,723	[1]
Securities at fair value through profit or loss
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	5,977	[1]
Securities at fair value through other comprehensive income
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	24,805	[1]
Loans at amortized cost
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	98	[1],[2]
Property and equipment
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	1,938	[1]
Intangible assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	4,425	[1]
Other assets
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	36,980	[1]
Liabilities under insurance contracts
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	71,406	[1],[3]
Other liabilities
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Fair value of the identifiable net assets	₩ 26,824	[1]

[1]	The accounting for the acquisition of Shinhan EZ General Insurance, Ltd. was determined using the identifiable assets and liabilities recognized by Shinhan EZ General Insurance, Ltd. at the time of business combination.
[2]	During the business combination, the Group acquired receivables that were fair value of W98 million, and the total contract amount was W98 million. There is no contractual cash flow that is not expected to be recovered from the receivables.
[3]	VOBA (Value Of Business Acquired) measured separately was adjusted by applying the direct method based on the actuarial appraisal value model to the carrying amount of the acquired company’s insurance contract liabilities.